Note 13 - Stockholders' Equity - Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Outstanding (in shares)	1,370,000	1,224,000	1,030,000
Outstanding, Weighted Average Exercise Price Per Share (in dollars per share)	$ 6.34	$ 6.40	$ 6.60
Outstanding, Weighted Average Grant-Date Fair Value Per Share (in dollars per share)	$ 1.14	$ 1	$ 0.80
Outstanding, Weighted Average Remaining Contractual Term	3 years 208 days	4 years 43 days	4 years 251 days	6 years 182 days
Granted (in shares)		180,000	194,000
Granted, Weighted Average Exercise Price Per Share (in dollars per share)		$ 5.50	$ 5.30
Granted, Weighted Average Grant-Date Fair Value Per Share (in dollars per share)		$ 2.14	$ 2.20
Granted, Weighted Average Remaining Contractual Term		7 years 266 days	8 years 160 days
Outstanding (in shares)	1,224,500	1,370,000	1,224,000	1,030,000
Outstanding, Weighted Average Exercise Price Per Share (in dollars per share)	$ 6.51	$ 6.34	$ 6.40	$ 6.60
Outstanding, Weighted Average Grant-Date Fair Value Per Share (in dollars per share)	$ 1.23	$ 1.14	$ 1	$ 0.80
Outstanding, Aggregate Intrinsic Value			$ 104,000
Forfeited or expired (in shares)	(45,500)	(34,000)
Forfeited or expired, Weighted Average Exercise Price Per Share (in dollars per share)	$ 6.32	$ 5
Forfeited or expired, Weighted Average Grant-Date Fair Value Per Share (in dollars per share)	$ 1.44	$ 2.30
Forfeited or expired, Weighted Average Remaining Contractual Term		8 years 14 days
Vested and exercisable (in shares)		1,238,000
Vested and exercisable, Weighted Average Exercise Price Per Share (in dollars per share)		$ 6.42
Vested and exercisable, Weighted Average Grant-Date Fair Value Per Share (in dollars per share)		$ 1.02
Vested and exercisable, Weighted Average Remaining Contractual Term		3 years 277 days